Income Taxes - Schedule of Loss Before Income Taxes by Geographic Region (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Loss before income taxes:
Total loss before income taxes		$ (923,747)	$ (898,547)
Bermuda [Member]
Loss before income taxes:
Total loss before income taxes	[1]	390,831	(227,471)
United States [Member]
Loss before income taxes:
Total loss before income taxes		(747,953)	(212,921)
Switzerland [Member]
Loss before income taxes:
Total loss before income taxes		(544,870)	(424,494)
Other [Member]
Loss before income taxes:
Total loss before income taxes	[2]	$ (21,755)	$ (33,661)

[1]	Primarily entities which are centrally managed and controlled in the United Kingdom
[2]	Primarily Greater China and United Kingdom activity